Subsequent Events (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 10, 2025 USD ($)	Apr. 10, 2025 CNY (¥)	Mar. 10, 2025 USD ($)	Mar. 10, 2025 CNY (¥)	Feb. 11, 2025 USD ($)	Feb. 11, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 25, 2024 USD ($)	Dec. 25, 2024 CNY (¥)	Dec. 06, 2024 USD ($)	Dec. 06, 2024 CNY (¥)	Sep. 29, 2024 USD ($)	Sep. 29, 2024 CNY (¥)	Aug. 30, 2024 USD ($)	Aug. 30, 2024 CNY (¥)	Apr. 17, 2024 USD ($)	Apr. 17, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Nov. 22, 2023 USD ($)	Nov. 22, 2023 CNY (¥)	Feb. 14, 2023 USD ($)	Feb. 14, 2023 CNY (¥)
Subsequent Events [Line Items]
Short-term loan		$ 274,000									¥ 2,000,000	$ 958,996	¥ 7,000,000			$ 1,315,195	¥ 9,600,000	$ 1,369,994	¥ 10,000,000	$ 1,095,996	¥ 8,000,000	$ 1,095,996	¥ 8,000,000				$ 704,235	¥ 5,000,000
Accounts receivable totaling		2,435,520	$ 1,100,000								¥ 17,777,592													¥ 7,800,000
Short-term loan purchase																											$ 563,388	¥ 4,000,000
Pledged value																									$ 2,200,000	¥ 16,000,000
Contribute capital														$ 32,900,000	¥ 239,979,300
Advance received from related parties		1,064,327	4,566,368	$ 1,640,143
Repaid to related parties		$ 1,041,097	$ 5,127,251	$ 1,153,063
China Minsheng Bank [Member]
Subsequent Events [Line Items]
Loan interest rate																		4.00%	4.00%
Bank of Rizhao [Member]
Subsequent Events [Line Items]
Loan interest rate																											5.50%	5.50%
Jinan Langchi Heavy Industry Co., Ltd. [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Equity interest percentage							60.00%	60.00%
Shandong Xiangfeng Heavy Industry Co., Ltd. (“WFOE”) [Member]
Subsequent Events [Line Items]
Contribute capital														$ 32,900,000	¥ 239,979,300
Subsequent Event [Member] | China Minsheng Bank [Member]
Subsequent Events [Line Items]
Short-term loan									$ 274,000	¥ 2,000,000
Loan interest rate									3.30%	3.30%
Accounts receivable totaling									$ 2,435,520	¥ 17,777,592
Subsequent Event [Member] | Shandong Xiangfeng Heavy Industry Co., Ltd. (“WFOE”) [Member]
Subsequent Events [Line Items]
Equity interest percentage							40.00%	40.00%
Contribute capital							$ 32,900,000	¥ 239,980,000
Subsequent Event [Member] | Zhongke Hongyuan (Beijing) Holdings Co., Ltd. [Member]
Subsequent Events [Line Items]
Contribute capital							$ 41,100,000	¥ 300,000,000
Forecast [Member]
Subsequent Events [Line Items]
Advance received from related parties	$ 1,030,000.00
Repaid to related parties	$ 620,000
Forecast [Member] | Bank of Rizhao [Member]
Subsequent Events [Line Items]
Short-term loan					$ 1,095,996	¥ 8,000,000
Loan interest rate					3.50%	3.50%
Short-term loan purchase					$ 685,000	¥ 5,000,000
Pledged value					$ 663,000	¥ 4,836,000